Leases - Summary of information about lease lease liabilities (Detail) - EUR (€)	Jun. 30, 2026	Dec. 31, 2025
Disclosure Of Lease Liabilities [Line Items]
Office leases	€ (673,728)	€ (776,798)
Current portion	(192,395)	(200,213)
Non-current portion	(481,333)	(576,585)
Office Lease
Disclosure Of Lease Liabilities [Line Items]
Office leases	€ (673,728)	€ (776,798)